Reorganization and Fresh Start Accounting - Reorganization Adjustment to Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Feb. 05, 2021	Dec. 31, 2020	Dec. 31, 2019
Reorganization, Chapter 11 [Line Items]
Prepaid expenses and other current assets	$ 51,476	$ 32,681	$ 80,322	$ 59,050
Payment of professional service fees
Reorganization, Chapter 11 [Line Items]
Prepaid expenses and other current assets		(12,380)
Payment of Paragon litigation settlement form escrow
Reorganization, Chapter 11 [Line Items]
Prepaid expenses and other current assets		(7,700)
Transfer of restricted cash to cash
Reorganization, Chapter 11 [Line Items]
Prepaid expenses and other current assets		(300)
Adjustment to miscellaneous receivables related to the deconsolidation of NHUK upon emergence
Reorganization, Chapter 11 [Line Items]
Prepaid expenses and other current assets		78
Reorganization Adjustments
Reorganization, Chapter 11 [Line Items]
Prepaid expenses and other current assets		$ (20,302)